Income taxes	12 Months Ended
Dec. 31, 2014
Income taxes [Abstract]
Income taxes
19	Income taxes

The components of income before income tax expenses were as follows:

	Years Ended December 31,
	2012	2013	2014
China	$285,595	$299,236	$296,407
Non-China*	(65,944)	(54,429)	(61,933)
Total	$219,651	$244,807	$234,474

The provision for income taxes consists of the following:

	Years Ended December 31,
	2012	2013	2014
Current:
China	$37,540	$12,389	$17,110
Non-China*	(144)	855	2,746
Total	$37,396	$13,244	$19,856
Deferred:
China	$(3,367)	$599	$14,092
Non-China*	3,340	417	1,537
Total	(27)	1,016	15,629
Total provision for income taxes	$37,369	$14,260	$35,485

Remarks*	The financial figures are presented on entity level and only consider subsidiaries incorporated outside China.

Mindray International is a tax exempted company incorporated in the Cayman Islands and is not subject to taxation under current Cayman Islands law.

The Company conducts substantial business through Shenzhen Mindray Bio-Medical Electronics Co., Ltd (“Shenzhen Mindray”) which was determined as “New and Hi-Tech Enterprises” (“NHTE”) in October 2008 and was therefore eligible to a preferential enterprise income tax (EIT) of 15% through the end of 2016. The continued qualification for NHTE will still be subject to review by the relevant government authority in the PRC.

Shenzhen Mindray was also awarded “Nationwide Key Software Enterprise” status for the calendar years from 2009 through 2014, which allows Shenzhen Mindray to enjoy a unified 10% EIT rate for these years under the tax policies for software and integrated circuit industries. Currently, the Nationwide Key Software Enterprise status is granted every two years by the relevant government authority in the PRC. Shenzhen Mindray may not be granted this status for any future years. The tax benefits were recognized in the year the status was granted to Shenzhen Mindray.

A summary of tax benefits from “Nationwide Key Software Enterprise” status is presented as below:

	Years Ended December 31,
	2012	2013	2014
2011 Tax benefits	$-	$7,923	$-
2012 Tax benefits	-	11,451	-
2013 Tax benefits	-	7,399	-
2014 Tax benefits	-	-	5,911
Total tax benefits	$-	$26,773	$5,911

Shenzhen Mindray Software Technology Co., Ltd (“Shenzhen Mindray Software”) was established in 2011 and is engaged in the development and sale of software applications to Shenzhen Mindray. It started to make profit in 2013 and therefore is entitled to a tax holiday under the EIT law which provided an EIT exemption from 2013 to 2014, and the 50% tax reduction from 2015 through 2017. It was also determined as a NHTE from 2013 to 2015.

Mindray DS USA Inc. (“Mindray DS USA”) and ZONARE Medical Systems, Inc. (“ZONARE”) are companies incorporated in Delaware, United States of America and are currently subject to federal tax and state tax. The combined tax rate of Mindray DS USA is 40.2% for the years presented. The combined tax rate of ZONARE is 38.9% and 38.7% for the years ended December 31, 2013 and 2014, respectively. The federal statute of limitations for the taxing authorities to assess the tax is generally three years from the date the return is filed.

Components of deferred tax assets and liabilities were as follows:

	December 31,
	2013	2014
Deferred tax assets are analyzed as:
Accrued employee benefits	$197	$2,234
Acquired intangible assets	6,747	6,668
Allowance for doubtful accounts	3,872	3,665
Depreciation of property, plant and equipment	1,551	261
Government subsidies	2,720	3,422
Inventories write-down	1,546	3,255
Sales incentive and warranty accruals	2,535	2,915
Net operating losses	48,772	55,235
Research & experimentation tax credits	1,420	2,254
Others	(260)	(56)
Valuation allowance	(59,515)	(65,051)
Total deferred tax assets, net	$9,585	$14,802
Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(42,812)	$(45,681)
Undistributed earnings that may be distributed by the PRC subsidiaries	(3,000)	(23,552)
Net deferred tax liabilities	$(36,227)	$(54,431)

	December 31,
	2013	2014
Deferred tax assets are analyzed as:
Current	$9,585	$14,802
Deferred tax liabilities are analyzed as:
Non-current	(45,812)	(69,233)
Total	$(36,227)	$(54,431)

The EIT law in the PRC imposes a 10% withholding income tax (“WHT”) for dividends declared out of the post-January 1, 2008 earnings by a foreign-invested enterprise (“FIE”) to its immediate holding company outside China. However, any dividends declared out of pre-January 1, 2008 earnings are not subject to any WHT. For certain jurisdictions, such as Hong Kong, which has signed tax treaties with China, the WHT rate may be reduced to 5% if such Hong Kong holding company was considered as beneficial owner of such dividends or its shareholding is not less than 25%.

Certain amounts of undistributed earnings of the Company's PRC subsidiary as of December 31, 2013 and 2014 may be distributed to its immediate parent companies, i.e. its Hong Kong subsidiaries in the future. Accordingly, a deferred tax liability in relation to such portion was $3.0 million and $23.6 million as of December 31, 2013 and 2014, respectively. No deferred tax liabilities for income taxes on the remaining undistributed earnings of the Company's PRC subsidiaries are recorded as the Company intends to permanently reinvest such remaining undistributed earnings in the PRC. The total amount of undistributed earnings of the Company's PRC subsidiaries that the Company intends to permanently reinvest in the PRC was $1.2 billion and $ 1.2 billion as of December 31, 2013 and 2014 and the amount of the unrecognized deferred tax liability on these permanently reinvested earnings was $66.3 million and $66.4 million as of December 31, 2013 and 2014, respectively.

As of December 31, 2014, the Company had net operating loss carryforwards of $ 236,938 that can be used against future tax income, out of which $ 115,951 and $79,840 is in relation to Mindray DS USA and ZONARE respectively. The net operating loss carryforwards of ZONARE are subject to various limitations under Section 382 of the Internal Revenue Code and applicable state tax law. The net operating loss carryforwards in relation to Mindray DS USA and ZONARE will expire in 2029-2034 and 2018-2033, respectively, if not utilized, while the net operating loss carryforwards for other subsidiaries are subject to different expiry dates.

As the Company operates through multiple subsidiaries, the valuation allowance is considered on an individual subsidiary basis. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within those loss jurisdictions will not be realized. The Company recorded a valuation allowance of $59,515 and $65,051 for those deferred tax assets that do not meet likely than not threshold as of December 31, 2013 and 2014.

Movements in valuation allowance were as follows

	December 31,
	2012	2013	2014
Balance, beginning of year	$36,945	$51,884	$59,515
Current year net addition	14,939	7,631	5,536
Balance, end of year	$51,884	$59,515	$65,051

Reconciliation of provision for income taxes to the amount computed by applying the PRC enterprise income tax rate to the income before income taxes and non-controlling interests on the consolidated statements of operations is as follows:

	Years Ended December 31,
	2012	2013	2014
Income before income taxes and non-controlling interests	$219,651	$244,807	$234,474
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	36,809	44,435	40,865
Effect of net income for which no income tax benefit/expense is receivable/payable	(929)	(3,993)	3,933
Effect of different tax rates in different foreign jurisdictions	(5,192)	(1,286)	130
Effect of different tax rates applicable to PRC subsidiaries	(68)	(35)	22
Employee share-based compensation expense	1,833	334	1,715
(Non-taxable) taxable VAT refund	(3,853)	9,415	-
Tax incentives relating to research and development expense	(5,958)	(8,565)	(8,038)
(Over) under provision of income taxes in prior years	(212)	(2,159)	(105)
Effect of tax holidays	-	(7,744)	(23,214)
Effect of income tax benefits	-	(26,773)	(5,911)
Effect of deferred tax liabilities on undistributed earnings that may be distributed by the PRC subsidiaries	-	3,000	20,552
Change in valuation allowance	14,939	7,631	5,536
Total provision for income taxes	$37,369	$14,260	$35,485

The additional tax that would otherwise have been payable without tax holidays amounted to approximately $nil, $7,744 and $23,214 in 2012, 2013 and 2014, respectively, representing a reduction in basic earnings per share of $nil, $0.07 and $0.20 in 2012, 2013 and 2014, respectively, or a reduction in diluted earnings per share of $nil, $0.06 and $ 0.20 in 2012, 2013 and 2014, respectively.

As of December 31, 2013 and 2014, the Company had $3.7 million and $ 5.4 million of unrecognized tax benefits, respectively, included in its current tax liability. A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	December 31,
	2013	2014
Unrecognized tax benefits, beginning of year	$5,484	$3,659
Gross decrease - prior year tax positions	(1,226)	-
Gross increase - current period tax positions	(599)	1,715
Unrecognized tax benefits, end of year	$3,659	$5,374

The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

As of December 31, 2013 and 2014, the amount of interest and penalties related to uncertain tax positions are immaterial.